FINANCIAL ASSETS AND LIABILITIES - Financial liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 10,073		$ 7,856
Non-current financial liabilities	7,777	$ 6,522	6,567
Current financial liabilities	2,296	$ 1,283	1,289
Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	177		107
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,896		7,749
Derivatives not designated as hedges | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	52		65
Derivatives designated as net investment hedges | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	92		0
Contingent consideration | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	33		40
Other | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0		2
Bank loans and bonds - principal | Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	7,419		7,298
Bank loans and bonds - accrued interest and unamortized fees | Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	58		68
Lease liabilities | Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,097
Put-option liability over non-controlling interest | Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	271		306
Other financial liabilities | Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	$ 51		$ 77